Fair Value of Financial Instruments and Derivatives Instruments, detail 3(Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Level 1
Derivative [Line Items]
Derivative instruments- asset position	$ 0	$ 0
Derivative instruments- liability position	0	0
Significant Other Observable Inputs (Level 2)
Derivative [Line Items]
Derivative instruments- asset position	181	455
Derivative instruments- liability position	678	1,558
Level 3
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	$ 0	$ 0